Condensed Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 $ / shares shares
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.00001
Ordinary shares authorized (in shares)	55,982,833
Ordinary shares issued (in shares)	33,637,762
Ordinary shares outstanding (in shares)	33,637,762
Rockley Photonics Holdings Limited [Member]
Ordinary shares, par value (in dollars per share) | $ / shares	$ 0.000004
Ordinary shares authorized (in shares)	139,033,366
Ordinary shares issued (in shares)	83,539,382
Ordinary shares outstanding (in shares)	83,539,382